UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08189

J.P. Morgan Fleming Mutual Fund Group, Inc.

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Fleming Mutual Fund Group, Inc.

Schedule of Portfolio Investments as of September 30, 2012

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2012.

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.9%
Consumer Discretionary — 20.3%
	Distributors — 1.0%
1,479	Genuine Parts Co.	90,292

	Hotels, Restaurants & Leisure — 2.7%
1,207	Darden Restaurants, Inc.	67,278
2,570	Marriott International, Inc., Class A	100,500
1,059	Yum! Brands, Inc.	70,263

		238,041

	Household Durables — 1.4%
553	Jarden Corp.	29,226
1,208	Mohawk Industries, Inc. (a)	96,676

		125,902

	Internet & Catalog Retail — 1.0%
1,042	Expedia, Inc.	60,259
908	TripAdvisor, Inc. (a)	29,903

		90,162

	Media — 3.2%
780	AMC Networks, Inc., Class A (a)	33,963
1,907	Cablevision Systems Corp., Class A	30,228
2,346	CBS Corp. (Non-Voting), Class B	85,219
2,612	Clear Channel Outdoor Holdings, Inc., Class A (a)	15,622
2,589	DISH Network Corp., Class A	79,262
1,574	Gannett Co., Inc.	27,933
42	Washington Post Co. (The), Class B (c)	15,316

		287,543

	Multiline Retail — 2.7%
1,473	Family Dollar Stores, Inc.	97,647
2,817	Kohl’s Corp.	144,278

		241,925

	Specialty Retail — 6.5%
289	AutoZone, Inc. (a)	107,011
1,215	Bed Bath & Beyond, Inc. (a)	76,534
2,434	Gap, Inc. (The)	87,106
841	PetSmart, Inc.	57,999
1,228	Tiffany & Co.	75,965
1,610	TJX Cos., Inc.	72,093
2,294	Williams-Sonoma, Inc.	100,870

		577,578

	Textiles, Apparel & Luxury Goods — 1.8%
1,082	PVH Corp.	101,371
377	V.F. Corp.	60,152

		161,523

	Total Consumer Discretionary	1,812,966

Consumer Staples — 5.9%
	Beverages — 2.5%
1,579	Beam, Inc.	90,845
809	Brown-Forman Corp., Class B	52,812
1,789	Dr. Pepper Snapple Group, Inc.	79,643

		223,300

	Food Products — 2.4%
1,105	Hershey Co. (The)	78,320
599	JM Smucker Co. (The)	51,699
1,115	Ralcorp Holdings, Inc. (a)	81,406

		211,425

	Household Products — 1.0%
1,211	Energizer Holdings, Inc.	90,316

	Total Consumer Staples	525,041

Energy — 7.0%
	Oil, Gas & Consumable Fuels — 7.0%
1,552	Devon Energy Corp.	93,881
2,965	Energen Corp.	155,374
1,959	EQT Corp.	115,582
1,884	Marathon Petroleum Corp.	102,861
2,210	QEP Resources, Inc.	69,959
2,476	Williams Cos., Inc. (The)	86,589

	Total Energy	624,246

Financials — 25.6%
	Capital Markets — 5.3%
2,414	Ameriprise Financial, Inc.	136,852
6,442	Charles Schwab Corp. (The)	82,394
3,607	Invesco Ltd.	90,138
1,553	Northern Trust Corp.	72,070
1,480	T. Rowe Price Group, Inc.	93,706

		475,160

	Commercial Banks — 5.9%
1,304	City National Corp.	67,185
823	Cullen/Frost Bankers, Inc.	47,291
7,299	Fifth Third Bancorp	113,207
5,525	Huntington Bancshares, Inc.	38,125
1,250	M&T Bank Corp.	118,961
3,298	SunTrust Banks, Inc.	93,229
2,373	Zions Bancorp	49,009

		527,007

	Insurance — 10.1%
315	Alleghany Corp. (a)	108,809
727	Arch Capital Group Ltd., (Bermuda) (a)	30,319
1,110	Chubb Corp. (The)	84,635

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance — Continued
2,681	Hartford Financial Services Group, Inc.	52,126
3,860	Loews Corp.	159,246
4,056	Marsh & McLennan Cos., Inc.	137,619
5,101	Old Republic International Corp.	47,440
2,199	OneBeacon Insurance Group Ltd., Class A	29,555
3,310	Unum Group	63,620
2,501	W.R. Berkley Corp.	93,754
3,994	XL Group plc, (Ireland)	95,973

		903,096

	Real Estate Investment Trusts (REITs) — 2.5%
1,532	HCP, Inc.	68,124
1,692	Regency Centers Corp.	82,437
910	Vornado Realty Trust	73,731

		224,292

	Real Estate Management & Development — 0.7%
3,960	Brookfield Office Properties, Inc., (Canada)	65,583

	Thrifts & Mortgage Finance — 1.1%
2,366	Capitol Federal Financial, Inc.	28,294
5,506	People’s United Financial, Inc.	66,840

		95,134

	Total Financials	2,290,272

Health Care — 3.9%
	Health Care Equipment & Supplies — 0.5%
566	Becton, Dickinson & Co.	44,464

	Health Care Providers & Services — 3.4%
2,226	AmerisourceBergen Corp.	86,183
2,013	Cigna Corp.	94,947
630	Henry Schein, Inc. (a)	49,955
1,025	Humana, Inc.	71,880

		302,965

	Total Health Care	347,429

Industrials — 9.4%
	Aerospace & Defense — 0.5%
900	Alliant Techsystems, Inc.	45,090

	Building Products — 0.7%
2,333	Fortune Brands Home & Security, Inc. (a)	63,027

	Commercial Services & Supplies — 1.5%
4,928	Republic Services, Inc.	135,573

	Electrical Equipment — 2.1%
2,474	AMETEK, Inc.	87,690
1,374	Regal-Beloit Corp.	96,866

		184,556

	Industrial Conglomerates — 1.1%
1,939	Carlisle Cos., Inc.	100,674

	Machinery — 1.8%
536	IDEX Corp.	22,390
3,029	Rexnord Corp. (a)	55,195
1,170	Snap-on, Inc.	84,114

		161,699

	Professional Services — 0.7%
1,403	Equifax, Inc.	65,329

	Trading Companies & Distributors — 1.0%
1,261	MSC Industrial Direct Co., Inc., Class A	85,035

	Total Industrials	840,983

Information Technology — 6.6%
	Electronic Equipment, Instruments & Components — 2.2%
1,824	Amphenol Corp., Class A	107,391
2,705	Arrow Electronics, Inc. (a)	91,180

		198,571

	IT Services — 1.2%
2,878	Jack Henry & Associates, Inc.	109,058

	Semiconductors & Semiconductor Equipment — 2.2%
2,887	Analog Devices, Inc.	113,129
2,439	Xilinx, Inc.	81,492

		194,621

	Software — 1.0%
2,535	Synopsys, Inc. (a)	83,711

	Total Information Technology	585,961

Materials — 7.3%
	Chemicals — 3.8%
991	Airgas, Inc.	81,553
1,727	Albemarle Corp.	90,954
539	Sherwin-Williams Co. (The)	80,248
1,264	Sigma-Aldrich Corp.	90,947

		343,702

	Containers & Packaging — 3.5%
3,270	Ball Corp.	138,351
1,044	Rock-Tenn Co., Class A	75,359
2,199	Silgan Holdings, Inc.	95,660

		309,370

	Total Materials	653,072

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
Telecommunication Services — 0.5%
	Wireless Telecommunication Services — 0.5%
1,685	Telephone & Data Systems, Inc.	43,148

Utilities — 9.4%
	Electric Utilities — 3.5%
1,082	Northeast Utilities	41,348
5,021	NV Energy, Inc.	90,422
3,184	Westar Energy, Inc.	94,440
3,327	Xcel Energy, Inc.	92,201

		318,411

	Gas Utilities — 0.7%
1,312	ONEOK, Inc.	63,401

	Multi-Utilities — 5.2%
2,719	CenterPoint Energy, Inc.	57,909
4,061	CMS Energy Corp.	95,630
2,286	NiSource, Inc.	58,260
1,974	PG&E Corp.	84,215
1,307	Sempra Energy	84,320
2,174	Wisconsin Energy Corp.	81,880

		462,214

	Total Utilities	844,026

	Total Common Stocks (Cost $6,610,388)	8,567,144

Short-Term Investment — 5.0%
	Investment Company — 5.0%
443,253	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $443,253)	443,253

Investment of Cash Collateral for Securities on Loan — 0.0% (g)
	Investment Company — 0.0% (g)
3,621	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $3,621)	3,621

	Total Investments — 100.9% (Cost $7,057,262)	9,014,018
	Liabilities in Excess of Other Assets — (0.9)%	(76,543)

	NET ASSETS — 100.0%	$8,937,475

Percentages indicated are based on net assets.

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,039,440
Aggregate gross unrealized depreciation	(82,684)

Net unrealized appreciation/depreciation	$1,956,756

Federal income tax cost of investments	$7,057,262

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$9,014,018	$—	$—	$9,014,018

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Mutual Fund Group, Inc.

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
November 29, 2012

By:	/s/	Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
November 29, 2012